STOCK IN FINANCIAL INSTITUTIONS	12 Months Ended
Dec. 31, 2015
Stock in Financial Institutions [Abstract]
STOCK IN FINANCIAL INSTITUTIONS

NOTE 6 – STOCK IN FINANCIAL INSTITUTIONS

The Bank has acquired stock in the Federal Home Loan Bank (FHLB) of Dallas, the Federal Home Loan Bank of San Francisco, The Independent Bankers Bank (TIB) and Pacific Coast Bankers’ Bancshares (PCBB). The carrying value of the stocks at December 31, 2015 and 2014 was $1,547,000 and $1,906,000, respectively, and is accounted for using the cost basis of accounting. The Bank is required to maintain minimum levels of FHLB stock based on various factors, including the amount of mortgage assets and the Bank’s total assets.